Income Taxes - Schedule of Unrecognized Tax Benefit Roll-Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
As of the beginning of the year	$ 204	$ 208	$ 193
Increases for tax positions of current years	7	0	15
Reductions for tax positions of prior years	(6)	(4)	0
As of the end of the year	$ 205	$ 204	$ 208